CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
REVENUE		$ 12,151,286	$ 12,879,019	$ 11,223,727
EXPENSES
Salaries and compensation (Note 7)	[1]	7,087,464	9,175,637	11,448,476
General and administrative		960,488	1,145,136	1,360,966
Campaign infrastructure		4,240,261	3,808,721	3,808,736
Professional fees		210,064	265,875	415,988
Marketing and investor relations		298,555	92,138	244,119
Travel		114,885	86,473	304,551
Bad debt expense		37,194	226,085	51,410
Amortization of intangibles (Note 6)	[2]	1,952,641	1,714,339	1,472,943
Depreciation of equipment (Note 5)	[3]	30,635	45,825	51,627
Stock-based compensation (Note 7 & 9)		257,313	560,093	1,117,642
Expenses, by nature		15,189,500	17,120,322	20,276,458
Net loss before interest, foreign exchange, change in fair value of derivative liability, change in fair value of acquisition consideration payable in equity and taxes		(3,038,214)	(4,241,303)	(9,052,731)
Interest (expense) income		(8,236)	(93,583)	467
Foreign exchange loss		(5,649)	(65,501)	(27,817)
Change in fair value of derivative liability (Note 8)	[4]	0	0	31,834
Change in fair value of acquisition consideration payable in equity (Note 8)		0	0	537,381
Net loss before tax provision		(3,052,099)	(4,400,387)	(8,510,866)
Provision for taxes (Note 15)	[5]	(44,070)	(43,484)	(61,856)
Net loss for the year		(3,096,169)	(4,443,871)	(8,572,722)
Items that may be reclassified subsequently to loss
Cumulative translation adjustment		(43,099)	139,930	(365,198)
Comprehensive loss for the year		$ (3,139,268)	$ (4,303,941)	$ (8,937,920)
Basic and diluted loss per common share		$ (0.01)	$ (0.03)	$ (0.07)
Weighted average number of common shares outstanding - basic and diluted		210,102,756	157,529,807	122,906,690

[1]	Note 7.
[2]	(Note 6)
[3]	(Note 5)
[4]	(Note 8)
[5]	Note 15.